PROVISIONS AND CONTINGENCIES - Guarantees (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
PROVISIONS AND CONTINGENCIES
Property and equipment	R$ 81,416	R$ 94,641
Judicial deposits and garnishments	3,670,885	3,910,014
Letters of guarantee	2,608,463	2,301,210
Short-term investments pledged as collateral	6,360,764	6,305,865
Contingent liability for guarantees
PROVISIONS AND CONTINGENCIES
Short-term investments pledged as collateral	R$ 50,554	R$ 64,461